Ordinary Shares and Equity Incentive Plan - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Share Options, beginning balance (in shares)	7,946,639
Outstanding Share Options, Options exercised (in shares)	(2,645,197)
Outstanding Share Options, Options forfeited (in shares)	(22,839)
Outstanding Share Options, ending balance (in shares)	5,278,603	7,946,639
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, beginning balance (in dollars per share)	$ 2.49
Weighted-Average Exercise Price, Options exercised (in dollars per share)	1.94
Weighted-Average Exercise Price, Options forfeited (in dollars per share)	5.50
Weighted-Average Exercise Price, ending balance (in dollars per share)	$ 2.74	$ 2.49
Stock Options Additional Disclosures
Weighted-Average Remaining Contractual Life, Options outstanding	3 years 9 months 18 days	4 years 7 months 6 days
Aggregate Intrinsic Value, Options outstanding	$ 12,087	$ 18,280
Aggregate Intrinsic Value, Options exercised	$ 7,500	$ 7,800	$ 11,300
Outstanding Share Options, Options exercisable (in shares)	5,243,915
Weighted-Average Exercise Price, Options exercisable (in dollars per share)	$ 2.74
Weighted-Average Remaining Contractual Life, Options exercisable	3 years 9 months 18 days
Aggregate Intrinsic Value, Options exercisable	$ 12,044
Share options
Stock Options Additional Disclosures
Share-based payment arrangement, nonvested award, cost not yet recognized amount	$ 2